Consolidated Statements of Shareholders' Equity (Unaudited) (USD $) In Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock [Member]	Common Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Additional Paid-in Capital [Member]	Common Stock [Member] Retained Earnings [Member]	Common Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Noncumulative Preferred Stock [Member]	Noncumulative Preferred Stock [Member] Preferred Stock [Member]	Noncumulative Preferred Stock [Member] Common Stock [Member]	Noncumulative Preferred Stock [Member] Additional Paid-in Capital [Member]	Noncumulative Preferred Stock [Member] Retained Earnings [Member]	Noncumulative Preferred Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 1,013,198
Net Income	52,729	0	0	0	52,729	0
Other comprehensive loss	(102,693)	0	0	0	0	(102,693)
Issuance of common stock	1,672	0	6	1,666	0	0
Repurchase of common stock	(3,537)	0	(2)	(3,535)	0	0
Share-based grants (including income tax benefits)	6,524	0	0	6,524	0	0
Cash dividends on preferred stock	(228)	0	0	0	(228)	0
Paid-in-kind dividends on Series B Preferred Stock	0	0	0	591	(591)	0
Balance at Dec. 31, 2011	967,665	3	751	561,247	513,413	(107,749)
Net Income	74,042	0	0	0	74,042	0
Other comprehensive loss	20,965	0	0	0	0	20,965
Conversion of preferred stock	0	(3)	188	(185)	0	0
Issuance of common stock							249,325	0	271	249,054	0	0	144,325	150,000	0	(5,675)	0	0
Repurchase of common stock	(360)	0	0	(360)	0	0
Share-based grants (including income tax benefits)	7,004	0	0	(7,004)	0	0
Cash dividends on preferred stock	(4,744)	0	0	0	(4,744)	0
Paid-in-kind dividends on Series B Preferred Stock	7,046	0	0	0	(7,046)	0
Balance at Dec. 31, 2012	1,451,176	150,000	1,210	811,085	575,665	(86,784)
Net Income	136,740	0	0	0	136,740	0
Other comprehensive loss	34,169	0	0	0	0	34,169
Issuance of common stock	13,041	0	16	13,025	0	0
Share-based grants (including income tax benefits)	(8,241)	0	0	(8,241)	0	0
Dividends, Common Stock, Cash	(12,229)	0	0	0	(12,229)	0
Cash dividends on preferred stock	(10,125)	0	0	0	(10,125)	0
Balance at Dec. 31, 2013	$ 1,621,013	$ 150,000	$ 1,226	$ 832,351	$ 690,051	$ (52,615)